Net interest income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income
Amounts due from financial institutions	R$ 221,136	R$ 71,106	R$ 126,619
Loans and advances to customers	2,557,721	1,359,169	809,628
Foreign exchange transactions	20,099	5,153	6,561
Others	3,702	0	0
Total interest income	2,802,658	1,435,428	942,808
Interest expenses
Securities issued	(689,849)	(207,670)	(73,597)
Deposits from customers	(1,057,637)	(294,237)	(93,319)
Saving	(80,993)	(25,640)	(8,745)
Securities purchased with agreements to resell	(77,312)	(10,097)	(5,056)
Borrowing and onlending	(67,059)	(1,641)	(1,545)
Others	0	(3,957)	(2,073)
Total interest expense	(1,972,850)	(543,242)	(184,335)
Net interest income	R$ 829,808	R$ 892,186	R$ 758,473